NON-CONTROLLING INTERESTS (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Jan. 01, 2015	Jan. 01, 2014	May. 01, 2013	Dec. 31, 2012 CAD
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	CAD 1,717		CAD 1,583
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	6		151	CAD 105
Additional information
Impairment charge	3,745
TC PipeLines, LP
Additional information
Impairment charge | $		$ 199
Fees received for services provided	4		3	3
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Additional information
Fees received for services provided	11		8	7
Noncontrolling Interest
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,717		1,583	1,417				CAD 1,036
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	19		15	12
Noncontrolling Interest | TC PipeLines, LP
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,590		1,479
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	CAD (13)		136	93
Additional information
Percentage of non-controlling interests	72.00%				71.70%	71.10%	66.70%
Impairment charge	CAD 13	$ 143
Noncontrolling Interest | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	127		104
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	CAD 19		CAD 15	CAD 12
Additional information
Percentage of non-controlling interests	38.30%		38.30%	38.30%